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November 6, 1997


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

      Re:   Seasons Series Trust
            File Nos. 33-08653 and 811-07725

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby represent that, with respect to the Prospectus and Statement of Additional Information of the above-referenced fund, dated October 30, 1997, no changes were made from the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-1A, which was filed with the Securities and Exchange Commission on October 30, 1997.

     Please provide a Notice of Acceptance for receipt of this filing.

                                               Very truly yours,




                                               -----------------------
                                               Robert M. Zakem
                                               Senior Vice President and
                                                 General Counsel